Sales - Trade receivables - Categories (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [abstract]
Trade receivables depreciated according to their age	€ 1,078	€ 905	€ 920
Trade receivables depreciated according to other criteria	443	568	466
Net trade receivables past due	1,521	1,473	1,386
Not past due	3,655	3,491	3,490
Net trade receivables	€ 5,175	€ 4,964	€ 4,876	€ 4,612